Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Real Estate Securities Fund, Inc.
Entity Central Index Key	0001041917
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class A
Trading Symbol	CSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.48% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	1.69%	3.20%	6.21%
Without sales charge	6.48%	4.15%	6.70%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,661,817,094
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 50,777,761
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class C
Trading Symbol	CSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 5.70% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	4.70%[2]	3.47%	6.00%
Without sales charge	5.70%	3.47%	6.00%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,661,817,094
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 50,777,761
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class F
Trading Symbol	CREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.79% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	6.79%	4.52%	6.84%
Linked Index[1]	4.92%	3.29%	5.25%
S&P 500 Index	25.02%	14.52%	14.48%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,661,817,094
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 50,777,761
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class I
Trading Symbol	CSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.71% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I2	6.71%	4.42%	6.98%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,661,817,094
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 50,777,761
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class R
Trading Symbol	CIRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.30% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R2	6.30%	3.99%	6.54%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,661,817,094
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 50,777,761
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class Z
Trading Symbol	CSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.79% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z2	6.79%	4.52%	7.07%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,661,817,094
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 50,777,761
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%